Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Australia - 3.8%
BHP Billiton Ltd.	968,247	$26,783,712
Fortescue Ltd.	1,769,615	21,837,098
MMG Ltd. (a)	10,242,400	3,185,653
Whitehaven Coal Ltd.	280,268	1,414,930
		53,221,393

Britain – 2.5%
Associated British Foods PLC 354,380	354,380	11,307,286
Imperial Brands PLC	635,560	17,517,363
WPP PLC	751,330	7,249,811
		36,074,460

Canada - 8.2%
Canadian Natural Resources Ltd.	807,394	28,666,537
Cenovus Energy, Inc.	1,230,420	24,792,876
Imperial Oil Ltd. (b)	251,930	18,028,111
Nutrien Ltd.	298,470	15,307,761
Suncor Energy, Inc.	744,806	29,732,655
		116,527,940

Finland - 1.4%
Fortum Oyj	523,054	8,032,615
Nokia OYJ	2,847,720	11,159,734
		19,192,349

France - 13.7%
Bouygues SA	385,320	13,319,395
Carrefour SA	1,174,276	17,537,888
Cie de Saint-Gobain SA	298,657	25,676,745
Cie Generale des Etablissements Michelin SCA	465,500	18,438,636
Eiffage SA	143,402	14,293,641
Engie SA	1,752,922	27,583,859
Publicis Groupe SA	110,279	11,531,555
Rexel SA	168,540	4,290,109
Teleperformance SE	58,555	7,553,849
TOTAL SA	404,909	27,379,561
Vinci SA	237,386	27,129,829
		194,735,067

Germany - 7.8%
Brenntag SE	96,464	6,871,494
Deutsche Post AG	665,564	29,712,679
Deutsche Telekom AG	1,163,680	30,439,551
Evonik Industries AG	265,910	5,400,218
Fresenius SE & Co. KGaA (a)	625,488	22,467,475
HeidelbergCement AG	114,150	11,919,039
Zalando SE (a)(c)	181,538	4,658,296
		111,468,752

Italy - 2.1%
Eni SpA	1,878,874	30,090,452

Japan - 17.0%
Aisin Corp.	296,616	10,197,072
ANA Holdings, Inc.	751,443	14,428,930
Bridgestone Corp.	301,800	12,460,419
Denso Corp.	1,402,393	23,534,702
ENEOS Holdings, Inc.	4,405,154	23,295,371
Inpex Corp.	1,506,729	23,394,758
Isuzu Motors Ltd.	406,250	5,606,768
Japan Airlines Co. Ltd.	436,542	7,177,350
JFE Holdings, Inc.	751,418	11,085,303
Kawasaki Kisen Kaisha Ltd.	1,057,138	16,512,819
Koito Manufacturing Co. Ltd.	168,204	2,521,292
Mazda Motor Corp.	795,338	7,284,161
Mitsubishi Motors Corp.	1,467,071	4,300,196
NIPPON EXPRESS HOLDINGS INC	121,254	6,038,215
Nippon Yusen KK	840,706	27,493,199
Niterra Co. Ltd.	103,249	3,115,286
Obayashi Corp.	490,038	6,494,913
Ono Pharmaceutical Co. Ltd.	264,793	3,954,970
SCREEN Holdings Co. Ltd.	50,995	4,389,577
Shionogi & Co. Ltd.	107,581	4,737,571
Subaru Corp.	722,805	14,409,780
Tokyo Gas Co. Ltd.	573,708	12,645,665
Toyota Tsusho Corp.	916,496	18,555,671
TDK Corp.	155,200	10,914,402
USS Co. Ltd.	176,730	1,599,719
Yakult Honsha Co. Ltd.	132,950	2,738,785
		278,886,894

Luxembourg - 2.6%
ArcelorMittal	696,578	15,786,086
Tenaris SA - ADR	682,482	21,730,227
		37,516,313

Netherlands - 6.0%
Koninklijke Ahold Delhaize NV	881,718	28,417,275
Randstad Holding NV	110,782	5,390,431
Shell PLC - ADR (b)	407,437	29,832,537
Stellantis NV	1,302,494	21,713,872
		85,354,115

Norway - 1.9%
Equinor ASA - ADR (b)	1,014,424	26,943,101

Poland - 0.3%
LPP SA	1,010	3,870,601

Portugal - 0.9%
Galp Energia SGPS SA	384,170	8,088,774
Jeronimo Martins SGPS SA	300,890	5,259,062
		13,347,836

Singapore - 1.5%
Seatrium Ltd. (a)	1,716,010	2,156,727
Singapore Airlines Ltd.	3,525,040	18,380,735
		20,537,462

South Korea - 4.4%
Doosan Enerbility Co. Ltd. (a)	494,330	6,761,020
Hanwha Aerospace Co. Ltd.	30,178	6,312,885
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	67,140	10,094,774
Hyundai Mobis Co. Ltd.	51,444	8,239,260
Kia Corp.	320,499	26,096,196
Krafton, Inc. (a)	16,390	3,500,025
LG H&H Co. Ltd.	7,398	1,891,481
		62,895,641

Spain - 2.4%
ACS Actividades de Construccion y Servicios SA	155,189	6,929,760
Telefonica SA	6,006,459	27,165,576
		34,095,336

Sweden - 1.6%
H & M Hennes & Mauritz AB - Class B	741,320	11,508,278
SSAB AB - Class B	1,238,316	6,267,202
Tele2 AB - Class B	414,564	4,265,954
		22,041,434

Switzerland - 4.0%
Glencore PLC	4,756,434	26,280,600
Holcim Ltd.	271,356	25,424,457
Logitech International SA	62,480	5,636,191
		57,341,248

United Kingdom - 13.6%
B&M European Value Retail SA	697,782	4,198,999
BP PLC - ADR	797,734	28,231,806
British American Tobacco PLC - ADR	910,768	32,459,772
Bunzl PLC	152,842	6,401,492
Centrica PLC	11,147,223	18,994,760
International Consolidated Airlines Group SA (a)	3,796,336	8,091,640
JD Sports Fashion PLC	2,908,193	4,920,016
Kingfisher PLC	2,098,040	7,452,158
Marks & Spencer Group PLC	1,165,370	4,918,380
Rio Tinto PLC	417,542	26,978,019
Tesco PLC	5,079,167	21,651,820
Vodafone Group PLC - ADR	3,112,450	29,132,532
		193,431,394

United States - 0.2%
Samsonite International SA (c)	886,223	2,557,880
TOTAL COMMON STOCKS (Cost $1,321,671,103)		1,400,129,668

PREFERRED STOCKS - 1.1%	Shares	Value
Germany - 1.1%
Henkel AG & Co. KGaA	179,060	15,328,621
TOTAL PREFERRED STOCKS (Cost $15,704,351)		15,328,621

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING- 3.2%
Mount Vernon Liquid Assets Portfolio, LLC - 5.51% (d)	45,121,109	45,121,109
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $45,121,109)		45,121,109

TOTAL INVESTMENTS - 102.8% (Cost $1,382,496,563)		1,460,579,398
Liabilities in Excess of Other Assets - (2.8)%		(39,587,585)
TOTAL NET ASSETS - 100.0%		$1,420,991,813

Percentages are stated as a percent of net assets.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $45,092,700 which represented 3.2% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $7,216,176 or 0.5% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer Developed Markets International Cash Cows 100 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,400,129,668	$–	$–	$1,400,129,668
Preferred Stocks	15,328,621	–	–	15,328,621
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	45,121,109
Total Investments	$1,415,458,290	$–	$–	$1,460,579,398

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.